SUTHERLAND ASBILL & BRENNAN LLP
700 Sixth Street, NW, Suite 700
Washington, DC 20001-23980
202.383.0100 Fax 202.637.3593
www.sutherland.com

CYNTHIA M. KRUS

DIRECT LINE: 202.383.0218

E-mail: cynthia.krus@sutherland.com

April 11, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Hercules Technology Growth Capital, Inc. – Preliminary Proxy Statement on Schedule 14A

Dear Sir or Madam:

On behalf of Hercules Technology Growth Capital, Inc., we are filing a Preliminary Proxy Statement on Schedule 14A pursuant to the rules and regulations of the Securities Exchange Act of 1934, as amended.

Please call me at the above number if you have any questions or comments regarding the foregoing.

Sincerely,

/s/ Cynthia M. Krus

cc:    Nicholas Martitsch